UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6325

Dreyfus Midcap Index Fund, Inc.

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	4/30 /08

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Midcap Index Fund, Inc.

SEMIANNUAL REPORT April 30, 2008

BNY MELLON ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
20	Statement of Financial Futures
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
24	Financial Highlights
25	Notes to Financial Statements
32	Information About the Review
and Approval of the Fund’s
Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus
Midcap Index Fund, Inc.

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Midcap Index Fund, Inc., covering the six-month period from November 1, 2007, through April 30, 2008.

Although the U.S. economy has teetered on the brink of recession and the financial markets encountered heightened volatility due to an ongoing credit crisis during the reporting period, we recently have seen signs of potential improvement.The Federal Reserve Board’s aggressive easing of monetary policy and innovative measures to inject liquidity into the banking system appear to have reassured many investors. At Dreyfus, we believe that the current economic downturn is likely to be relatively brief by historical standards, but the ensuing recovery may be gradual and prolonged as financial deleveraging and housing price deflation continue to weigh on economic activity.

The implications of our economic outlook for the U.S. stock market generally are positive. Selling pressure among overleveraged investors has created attractive values in a number of areas, including among many of the market’s largest and well-established companies. Your financial advisor can help you assess current risks and take advantage of these longer-term opportunities within the context of your overall investment portfolio.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2007, through April 30, 2008, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2008, Dreyfus Midcap Index Fund produced a total return of –7.04% .1 The Standard & Poor’s MidCap 400 Index (“S&P 400 Index”), the fund’s benchmark, produced a total return of –6.95% for the same period.2,3

Midcap stocks produced disappointing results in a challenging investment environment during the reporting period, as investors grew concerned regarding an intensifying housing contraction, tighter credit conditions, mounting job losses and higher food and energy prices. However, midcap stocks generally produced higher returns than their large- and small-cap counterparts. The difference in returns between the fund and the benchmark was primarily the result of transaction costs and operating expenses.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 400 Index by generally investing in all 400 stocks in the S&P 400 Index, in proportion to their respective weightings.The fund may also use stock index futures whose performance is tied to the S&P 400 Index as a substitute for the sale or purchase of stocks.The S&P 400 Index is composed of 400 stocks of midsize domestic companies across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 400 Index than smaller ones.

Consumers Struggled in a Slowing Economy

U.S. stocks generally produced disappointing results during the reporting period due to a “perfect storm” of negative economic news. The most prominent of these factors was the continued deterioration of the U.S. housing market. As housing values declined during the reporting period, mortgage defaults and foreclosures rose sharply, fueling ongoing

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

turmoil in the sub-prime mortgage market. Stock prices in the financials sector plummeted when major commercial banks, investment banks and bond insurers reported massive sub-prime related losses. While lower home prices and aggressive interest-rate reductions by the Federal Reserve Board created a more favorable environment for home buyers, increasingly stringent lending criteria and a tighter job market limited the number of potential new homeowners, further contributing to the housing market’s slump.

Meanwhile, escalating commodity prices not only have resulted in higher energy costs for consumers, but they also have burdened families with higher food prices.The increasing use of corn for the production of ethanol as an alternative energy source has resulted in higher feed costs for farmers and, in turn, rising milk, dairy, cereal and meat costs for consumers. Higher gasoline prices also increased transportation costs for food producers. These factors caused consumers to cut back on spending in other, more discretionary areas.

Stocks with Significant Overseas Exposure Advanced

While the U.S. economy slowed, the global economy remained relatively robust, boosting the fortunes of midcap companies serving overseas markets.For example,within the energy sector,a number of independent drillers, exploration-and-production companies and developers of U.S. oil and natural gas resources benefited from growing demand from China and India,which helped drive commodity prices higher and spurred new exploration and production activity.

Exporters also fared relatively well, including sellers of commodities such as steel, as demand remained strong for construction materials in the world’s emerging markets, such as China and India. Agricultural producers benefited from robust global export activity as well as higher food prices around the world. Mid-size U.S. industrial companies serving international markets also gained value, including machinery and farm equipment manufacturers that focus on global infrastructure development, as well as drilling-equipment providers that sell the meters, valves, pumps and pipes used in building clean water supplies for growing global economies.

On the other hand, the S&P 400 Index saw more disappointing results in the technology, consumer discretionary, health care and financials sectors.Within the technology area, wireless communications equipment makers and semiconductor manufacturers were hurt by slumping cellular phone sales. In the consumer discretionary sector, specialty retailers and casinos were adversely affected by the U.S. economic downturn, while for-profit education companies suffered from tighter lending standards for student loans. Within the health care sector, medical equipment manufacturers encountered a more difficult sales environment due to hospitals’ inability to obtain the credit needed to increase capital spending. Finally, banks, thrifts, and mortgage companies generally faltered due to the troubled housing and mortgage markets.

Index Funds Offer Diversification Benefits

As an index fund, we attempt to replicate the returns of the S&P 400 Index by closely approximating its composition. In our view, an investment in a broadly diversified midcap index fund, such as Dreyfus Midcap Index Fund, may help investors in their efforts to manage the risks associated with midcap investing by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

May 15, 2008

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect that may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. market.
[3]	“Standard & Poor’s®,”“S&P®” and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Midcap Index Fund, Inc. from November 1, 2007 to April 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2008

Expenses paid per $1,000 †	$ 2.40
Ending value (after expenses)	$929.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2008

Expenses paid per $1,000 †	$ 2.51
Ending value (after expenses)	$1,022.38

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2008 (Unaudited)

Common Stocks—96.9%	Shares	Value ($)

Consumer Discretionary—12.4%
99 Cents Only Stores	92,295 [a]	877,726
Advance Auto Parts	186,550	6,469,554
Aeropostale	132,127 [a,b]	4,200,317
American Eagle Outfitters	422,250	7,756,732
American Greetings, Cl. A	102,995 [b]	1,843,610
AnnTaylor Stores	121,140 [a]	3,064,842
ArvinMeritor	143,738 [b]	2,147,446
Barnes & Noble	89,490 [b]	2,888,737
Belo, Cl. A	173,539	1,752,744
Blyth	47,650 [b]	802,426
Bob Evans Farms	61,194 [b]	1,717,716
Borders Group	115,945 [b]	730,453
BorgWarner	229,670 [b]	11,288,280
Boyd Gaming	110,850 [b]	2,078,437
Brinker International	199,749	4,532,305
Callaway Golf	130,795 [b]	1,797,123
Career Education	178,500 [a,b]	3,596,775
Carmax	430,930 [a,b]	8,941,797
CBRL Group	43,725 [b]	1,615,201
Charming Shoppes	230,300 [a,b]	1,188,348
Cheesecake Factory	136,525 [a,b]	3,089,561
Chico’s FAS	347,610 [a,b]	2,457,603
Chipotle Mexican Grill, Cl. A	65,100 [a,b]	6,388,263
Coldwater Creek	118,300 [a,b]	631,722
Collective Brands	129,290 [a,b]	1,599,317
Corinthian Colleges	167,900 [a,b]	1,905,665
Corrections Corp. of America	246,600 [a]	6,288,300
DeVry	118,295 [b]	6,742,815
Dick’s Sporting Goods	164,300 [a,b]	4,698,980
Dollar Tree	181,450 [a]	5,733,820
Entercom Communications, Cl. A	51,785 [b]	548,921
Foot Locker	304,890	3,856,859
Furniture Brands International	95,685 [b]	1,296,532
Gentex	284,300 [b]	5,310,724
Getty Images	94,100 [a]	3,072,365
Guess?	107,900 [b]	4,130,412

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Hanesbrands	187,900 [a,b]	6,580,258
Harte-Hanks	89,580 [b]	1,223,663
Hovnanian Enterprises, Cl. A	72,840 [a,b]	860,969
International Speedway, Cl. A	60,050	2,547,321
ITT Educational Services	58,000 [a,b]	4,446,280
John Wiley & Sons, Cl. A	88,800 [b]	4,089,240
Lamar Advertising, Cl. A	155,400 [a,b]	6,144,516
Lear	152,345 [a,b]	4,352,497
Lee Enterprises	79,150 [b]	611,830
Life Time Fitness	66,500 [a,b]	2,417,275
Matthews International, Cl. A	61,200 [b]	3,025,728
MDC Holdings	69,100 [b]	3,011,378
Media General, Cl. A	45,000 [b]	660,600
Modine Manufacturing	64,470 [b]	1,132,738
Mohawk Industries	109,340 [a,b]	8,330,615
NetFlix	88,200 [a,b]	2,820,636
NVR	10,350 [a,b]	6,349,725
O’Reilly Automotive	227,700 [a,b]	6,573,699
Pacific Sunwear of California	139,600 [a,b]	1,872,036
PetSmart	253,900 [b]	5,682,282
Phillips-Van Heusen	101,300 [b]	4,275,873
Regis	87,000	2,540,400
Rent-A-Center	131,700 [a,b]	2,835,501
Ross Stores	267,400	8,955,226
Ruby Tuesday	102,095 [b]	868,828
Ryland Group	83,400 [b]	2,667,132
Saks	279,770 [a,b]	3,639,808
Scholastic	51,650 [a,b]	1,453,948
Scientific Games, Cl. A	129,100 [a,b]	3,635,456
Service Corporation International	516,700 [b]	5,740,537
Sotheby’s	133,127 [b]	3,687,618
Strayer Education	28,500 [b]	5,292,165
Thor Industries	67,885 [b]	2,058,273
Timberland, Cl. A	96,050 [a,b]	1,402,330
Toll Brothers	253,390 [a,b]	5,736,750
Tupperware Brands	121,640 [b]	4,792,616

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Urban Outfitters	222,800 [a,b]	7,630,900
Valassis Communications	94,830 [a,b]	1,346,586
Warnaco Group	89,100 [a,b]	4,111,074
Williams-Sonoma	173,725 [b]	4,586,340
		277,033,075
Consumer Staples—3.1%
Alberto-Culver	167,600	4,218,492
BJ’s Wholesale Club	117,754 [a]	4,488,782
Church & Dwight	131,014 [b]	7,444,215
Corn Products International	145,800 [b]	6,762,204
Energizer Holdings	113,450 [a,b]	8,969,357
Hansen Natural	119,700 [a,b]	4,236,183
Hormel Foods	141,835 [b]	5,589,717
J.M. Smucker	109,688	5,471,237
Lancaster Colony	41,549 [b]	1,586,756
NBTY	110,800 [a]	3,119,020
PepsiAmericas	116,835	3,002,660
Ruddick	73,380 [b]	2,839,806
Smithfield Foods	230,720 [a,b]	6,617,050
Tootsie Roll Industries	53,868 [b]	1,310,608
Universal	53,666 [b]	3,444,821
		69,100,908
Energy—10.0%
Arch Coal	284,100	16,295,976
Bill Barrett	66,300 [a,b]	3,409,809
Cimarex Energy	163,400 [b]	10,179,820
Denbury Resources	483,900 [a,b]	14,787,984
Encore Acquisition	105,400 [a,b]	4,809,402
Exterran Holdings	128,877 [a,b]	8,607,695
FMC Technologies	256,502 [a,b]	17,236,934
Forest Oil	174,435 [a,b]	10,279,455
Frontier Oil	204,300 [b]	5,076,855
Helmerich & Payne	204,570 [b]	10,995,638
Newfield Exploration	259,470 [a]	15,765,397
Overseas Shipholding Group	53,545 [b]	4,029,797
Patterson-UTI Energy	304,000 [b]	8,493,760

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Pioneer Natural Resources	235,625 [b]	13,602,631
Plains Exploration & Production	222,651 [a]	13,866,704
Pride International	329,835 [a,b]	14,001,496
Quicksilver Resources	202,800 [a,b]	8,414,172
Southwestern Energy	674,800 [a]	28,550,788
Superior Energy Services	159,400 [a,b]	7,074,172
Tidewater	108,290 [b]	7,062,674
		222,541,159
Financial—15.6%
Affiliated Managers Group	71,900 [a,b]	7,142,546
Alexandria Real Estate Equities	63,200 [b]	6,637,896
AMB Property	193,250 [b]	11,160,187
American Financial Group	141,281	3,873,925
AmeriCredit	226,145 [a,b]	3,156,984
Apollo Investment	235,400	3,808,772
Arthur J. Gallagher & Co.	181,655 [b]	4,463,263
Associated Banc-Corp	251,293 [b]	7,104,053
Astoria Financial	161,175	3,819,847
Bank of Hawaii	95,155 [b]	5,217,349
BRE Properties, Cl. A	100,600 [b]	4,823,770
Brown & Brown	224,980 [b]	4,319,616
Camden Property Trust	104,000 [b]	5,502,640
Cathay General Bancorp	97,500 [b]	1,662,375
City National	79,687 [b]	3,866,413
Colonial BancGroup	386,875 [b]	3,149,163
Commerce Group	85,600 [b]	3,119,264
Cousins Properties	72,900 [b]	1,852,389
Cullen/Frost Bankers	115,830 [b]	6,465,631
Duke Realty	288,700 [b]	7,050,054
Eaton Vance	228,190 [b]	8,351,754
Equity One	72,900 [b]	1,800,630
Everest Re Group	124,085	11,211,080
Federal Realty Investment Trust	116,000 [b]	9,529,400
Fidelity National Financial, Cl. A	420,670 [b]	6,726,513
First American	181,605 [b]	5,956,644
First Community Bancorp	48,100 [b]	1,033,669
First Niagara Financial Group	206,100 [b]	2,974,023

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
FirstMerit	158,850 [b]	3,259,602
Hanover Insurance Group	102,485	4,599,527
HCC Insurance Holdings	227,510	5,614,947
Health Care REIT	175,200 [b]	8,488,440
Highwoods Properties	112,830 [b]	3,953,563
Horace Mann Educators	80,200	1,356,984
Hospitality Properties Trust	185,340 [b]	5,954,974
IndyMac Bancorp	159,690 [b]	518,993
Jefferies Group	222,660 [b]	4,186,008
Jones Lang LaSalle	62,700 [b]	4,866,147
Liberty Property Trust	181,650	6,363,200
Macerich	142,800 [b]	10,442,964
Mack-Cali Realty	129,585	5,056,407
Mercury General	70,200 [b]	3,502,278
Nationwide Health Properties	188,000 [b]	6,771,760
New York Community Bancorp	641,119	11,969,692
Old Republic International	454,812 [b]	6,526,552
PMI Group	159,560 [b]	898,323
Potlatch	77,383 [b]	3,467,532
Protective Life	138,645	5,909,050
Radian Group	158,205 [b]	854,307
Raymond James Financial	189,492 [b]	5,451,685
Rayonier	154,773 [b]	6,505,109
Realty Income	199,900 [b]	5,259,369
Regency Centers	137,300	9,826,561
SEI Investments	249,400 [b]	5,803,538
StanCorp Financial Group	96,700	4,954,908
SVB Financial Group	63,825 [a,b]	3,105,725
Synovus Financial	651,400 [b]	7,712,576
TCF Financial	214,390 [b]	3,730,386
UDR	263,220 [b]	6,654,202
Unitrin	102,290	3,880,883
W.R. Berkley	307,250	7,893,252
Waddell & Reed Financial, Cl. A	170,150 [b]	5,761,279
Washington Federal	172,618 [b]	4,110,035
Webster Financial	103,530	2,696,957
Weingarten Realty Investors	147,200 [b]	5,430,208

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Westamerica Bancorporation	56,900 [b]	3,325,236
Wilmington Trust	133,640 [b]	4,394,083
		346,837,092
Health Care—11.6%
Advanced Medical Optics	119,776 [a,b]	2,515,296
Affymetrix	136,800 [a,b]	1,492,488
Apria Healthcare Group	86,400 [a,b]	1,522,368
Beckman Coulter	123,764	8,453,081
Cephalon	133,500 [a,b]	8,331,735
Cerner	131,800 [a,b]	6,098,386
Charles River Laboratories International	134,600 [a,b]	7,813,530
Community Health Systems	190,715 [a]	7,157,534
Covance	126,590 [a,b]	10,606,976
Dentsply International	297,900	11,579,373
Edwards Lifesciences	111,885 [a,b]	6,200,667
Endo Pharmaceuticals Holdings	264,700 [a]	6,572,501
Gen-Probe	106,500 [a]	6,002,340
Health Management Associates, Cl. A	479,900 [b]	3,421,687
Health Net	217,740 [a]	6,377,605
Henry Schein	176,900 [a,b]	9,794,953
Hill-Rom Holdings	122,800 [b]	3,085,964
Hologic	504,284 [a,b]	14,720,050
Intuitive Surgical	76,200 [a,b]	22,041,612
Invitrogen	91,200 [a,b]	8,533,584
Kindred Healthcare	59,000 [a,b]	1,400,070
Kinetic Concepts	106,800 [a,b]	4,235,688
LifePoint Hospitals	112,000 [a,b]	3,373,440
Lincare Holdings	144,450 [a]	3,515,913
Medicis Pharmaceutical, Cl. A	111,200 [b]	2,290,720
Millennium Pharmaceuticals	641,162 [a]	15,945,699
Omnicare	240,365 [b]	4,891,428
Par Pharmaceutical Cos.	68,200 [a,b]	1,162,810
PDL BioPharma	230,550 [a,b]	3,057,093
Perrigo	153,200 [b]	6,279,668
Pharmaceutical Product Development	207,300	8,586,366
Psychiatric Solutions	108,800 [a,b]	3,776,448
Resmed	153,300 [a,b]	6,610,296

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Sepracor	221,100 [a,b]	4,764,705
STERIS	122,445 [b]	3,392,951
Techne	77,000 [a]	5,584,040
Universal Health Services, Cl. B	102,135	6,397,736
Valeant Pharmaceuticals International	179,550 [a,b]	2,384,424
Varian	59,800 [a,b]	3,045,614
VCA Antech	167,200 [a,b]	5,412,264
Vertex Pharmaceuticals	262,450 [a,b]	6,697,724
WellCare Health Plans	82,300 [a]	3,603,094
		258,729,921
Industrial—16.1%
AGCO	180,805 [a,b]	10,871,805
AirTran Holdings	180,750 [a,b]	616,357
Alaska Air Group	75,137 [a,b]	1,613,943
Alexander & Baldwin	81,537	4,095,603
Alliant Techsystems	64,700 [a,b]	7,115,706
AMETEK	211,476	10,260,815
Avis Budget Group	204,410 [a]	2,714,565
BE Aerospace	183,700 [a]	7,414,132
Brink’s	94,835	6,899,246
Carlisle Cos.	118,664 [b]	3,427,016
CF Industries Holdings	95,500	12,768,350
ChoicePoint	133,971 [a]	6,477,498
Con-way	89,485	4,138,681
Copart	137,500 [a,b]	5,619,625
Corporate Executive Board	68,600 [b]	2,988,902
Crane	101,400	4,151,316
Deluxe	101,400 [b]	2,155,764
Donaldson	139,066 [b]	6,054,934
DRS Technologies	81,600 [b]	5,095,104
Dun & Bradstreet	111,740	9,419,682
Fastenal	247,200 [b]	12,065,832
Federal Signal	94,363 [b]	1,309,758
Flowserve	113,150	14,040,784
GATX	94,496 [b]	4,157,824
Graco	120,645 [b]	4,995,909
Granite Construction	64,587 [b]	2,215,334

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Harsco	166,792	9,895,769
Herman Miller	111,750 [b]	2,607,128
HNI	87,752 [b]	1,910,361
Hubbell, Cl. B	112,365	5,026,086
IDEX	161,000	5,907,090
JB Hunt Transport Services	169,800 [b]	5,768,106
JetBlue Airways	358,425 [a,b]	1,806,462
Joy Global	213,000	15,815,250
Kansas City Southern	152,200 [a,b]	6,861,176
KBR	335,000	9,661,400
Kelly Services, Cl. A	44,085 [b]	980,891
Kennametal	152,200	5,291,994
Korn/Ferry International	91,600 [a,b]	1,709,256
Lincoln Electric Holdings	84,800 [b]	6,470,240
Manpower	157,255	10,556,528
Mine Safety Appliances	57,700 [b]	2,144,709
MSC Industrial Direct, Cl. A	93,900 [b]	4,578,564
Navigant Consulting	90,200 [a,b]	1,814,824
Nordson	66,386 [b]	3,918,766
Oshkosh	146,500 [b]	5,947,900
Pentair	195,940 [b]	7,216,470
Quanta Services	337,580 [a,b]	8,959,373
Republic Services	311,467	9,901,536
Rollins	83,634 [b]	1,332,290
Roper Industries	176,300 [b]	10,951,756
SPX	105,195	12,938,985
Stericycle	172,700 [a,b]	9,218,726
Teleflex	77,175	4,251,571
Thomas & Betts	100,940 [a]	3,781,212
Timken	189,100	6,835,965
Trinity Industries	160,651 [b]	4,883,790
United Rentals	149,895 [a,b]	2,824,022
URS	164,700 [a]	6,643,998
Wabtec	96,100 [b]	4,120,768
Werner Enterprises	87,850 [b]	1,708,683
YRC Worldwide	112,100 [a,b]	1,821,625
		358,747,755

Common Stocks (continued)	Shares	Value ($)

Information Technology—12.9%
3Com	793,800 [a,b]	1,897,182
ACI Worldwide	70,950 [a,b]	1,567,995
Activision	580,054 [a]	15,690,461
Acxiom	133,800	1,582,854
ADC Telecommunications	232,300 [a,b]	3,256,846
ADTRAN	111,600 [b]	2,640,456
Advent Software	35,350 [a,b]	1,409,051
Alliance Data Systems	156,150 [a,b]	8,964,571
Amphenol, Cl. A	349,400 [b]	16,135,292
Arrow Electronics	242,682 [a]	6,603,377
Atmel	876,100 [a,b]	3,259,092
Avnet	296,783 [a]	7,772,747
Avocent	90,150 [a,b]	1,758,826
Broadridge Financial Solutions	276,300	5,144,706
Cadence Design Systems	549,090 [a,b]	6,111,372
CommScope	132,794 [a,b]	6,314,355
Cree	172,600 [a,b]	4,487,600
CSG Systems International	68,950 [a]	834,295
Cypress Semiconductor	301,343 [a,b]	8,473,765
Diebold	129,896	5,091,923
Digital River	80,100 [a,b]	2,631,285
DST Systems	99,650 [a,b]	5,963,056
Dycom Industries	80,100 [a]	1,151,838
F5 Networks	167,600 [a]	3,792,788
Fair Isaac	96,495 [b]	2,390,181
Fairchild Semiconductor International	245,775 [a]	3,204,906
Foundry Networks	296,100 [a,b]	3,769,353
Gartner	128,330 [a,b]	2,941,324
Global Payments	156,900 [b]	6,944,394
Harris	269,380	14,554,601
Imation	61,900 [b]	1,450,936
Ingram Micro, Cl. A	293,100 [a]	4,985,631
Integrated Device Technology	375,260 [a]	4,011,529
International Rectifier	143,090 [a,b]	3,256,728
Intersil, Cl. A	250,100	6,682,672
Jack Henry & Associates	151,550 [b]	3,982,734
Kemet	165,250 [a,b]	672,568

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Lam Research	245,750 [a,b]	10,036,430
Macrovision	106,700 [a,b]	1,683,726
McAfee	320,305 [a]	10,650,141
Mentor Graphics	177,059 [a,b]	1,782,984
Metavante Technologies	176,300 [a]	4,155,391
MPS Group	188,315 [a,b]	2,020,620
National Instruments	113,400	3,336,228
NCR	344,800 [a]	8,492,424
Palm	210,900 [b]	1,214,784
Parametric Technology	228,900 [a,b]	3,989,727
Plantronics	96,450 [b]	2,402,570
Polycom	173,900 [a,b]	3,895,360
RF Micro Devices	575,400 [a,b]	1,939,098
Semtech	126,800 [a,b]	2,059,232
Silicon Laboratories	104,000 [a,b]	3,512,080
SRA International, Cl. A	84,800 [a,b]	2,227,696
Sybase	154,860 [a,b]	4,555,981
Synopsys	280,000 [a]	6,470,800
Tech Data	107,100 [a]	3,599,631
Triquint Semiconductor	282,238 [a]	1,859,948
ValueClick	193,300 [a,b]	3,856,335
Vishay Intertechnology	367,749 [a,b]	3,475,228
Western Digital	438,100 [a]	12,700,519
Wind River Systems	151,650 [a,b]	1,249,596
Zebra Technologies, Cl. A	130,995 [a,b]	4,814,066
		287,363,885
Materials—6.8%
Airgas	162,795	7,835,323
Albemarle	149,700	5,600,277
AptarGroup	134,800	5,951,420
Cabot	128,440 [b]	3,745,310
Carpenter Technology	97,200	4,984,416
Chemtura	477,503	3,304,321
Cleveland-Cliffs	89,100 [b]	14,291,640
Commercial Metals	230,100	7,165,314
Cytec Industries	82,800	4,886,028
Ferro	86,049	1,512,741

Common Stocks (continued)	Shares	Value ($)

Materials (continued)
FMC	148,300	9,310,274
Louisiana-Pacific	203,400 [b]	2,341,134
Lubrizol	134,988	7,872,500
Martin Marietta Materials	81,380 [b]	8,901,344
Minerals Technologies	37,650 [b]	2,550,411
Olin	147,285 [b]	2,970,738
Packaging Corp. of America	181,415	3,987,502
Reliance Steel & Aluminum	124,500	7,567,110
RPM International	240,383	5,360,541
Scotts Miracle-Gro, Cl. A	87,600 [b]	2,903,064
Sensient Technologies	94,378 [b]	2,809,633
Sonoco Products	196,383	6,470,820
Steel Dynamics	372,100	12,967,685
Temple-Inland	209,700 [b]	2,447,199
Terra Industries	179,100 [a,b]	6,780,726
Valspar	197,760 [b]	4,346,765
Worthington Industries	130,400 [b]	2,348,504
		151,212,740
Telecommunication Services—.7%
Cincinnati Bell	490,150 [a]	2,274,296
NeuStar, Cl. A	152,700 [a,b]	4,200,777
Telephone & Data Systems	210,035	8,044,341
		14,519,414
Utilities—7.7%
AGL Resources	150,902	5,130,668
Alliant Energy	224,249	8,447,460
Aqua America	263,323 [b]	4,853,043
Aquila	741,920 [a]	2,670,912
Black Hills	74,592 [b]	2,909,834
DPL	224,230 [b]	6,240,321
Energen	141,500	9,655,960
Energy East	312,466 [b]	7,124,225
Equitable Resources	241,080 [b]	16,000,480
Great Plains Energy	170,275 [b]	4,365,851
Hawaiian Electric Industries	164,953 [b]	4,066,091
IDACORP	88,933 [b]	2,884,987
MDU Resources Group	360,062 [b]	10,394,990

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Utilities (continued)
National Fuel Gas	164,824 [b]	8,435,692
Northeast Utilities	306,240	8,060,237
NSTAR	210,770 [b]	6,788,902
OGE Energy	181,151	5,921,826
ONEOK	205,415	9,884,570
PNM Resources	151,631 [b]	2,197,133
Puget Energy	255,900	6,963,039
SCANA	230,279	9,079,901
Sierra Pacific Resources	461,636	6,292,099
Vectren	150,675 [b]	4,261,089
Westar Energy	192,905 [b]	4,473,467
WGL Holdings	97,640 [b]	3,202,592
Wisconsin Energy	230,812	10,954,338
		171,259,707
Total Common Stocks
(cost $1,718,277,562)		2,157,345,656

	Principal
Short-Term Investments—.2%	Amount ($)	Value ($)

U.S. Treasury Bills:
1.29%, 7/3/08	1,000,000 [c]	997,812
2.01%, 5/29/08	1,600,000 [c]	1,598,594
2.13%, 5/8/08	900,000 [c]	899,875
Total Short-Term Investments
(cost $3,494,868)		3,496,281

Other Investment—3.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $66,505,000)	66,505,000 [d]	66,505,000

The Fund	19

STATEMENT OF FINANCIAL FUTURES
April 30, 2008 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2008 ($)

Financial Futures Long
Standard & Poor’s
Midcap 400 E-mini	836	70,232,360	June 2008	2,930,623

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $698,087,894)—Note 1(b):
Unaffiliated issuers	1,721,772,430	2,160,841,937
Affiliated issuers	770,482,139	770,482,139
Cash		1,629,261
Dividends and interest receivable		1,744,324
Receivable for shares of Common Stock subscribed		1,577,064
		2,936,274,725

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		893,552
Liability for securities on loan—Note 1(b)		703,977,139
Payable for shares of Common Stock redeemed		4,818,282
Payable for futures variation margin—Note 4		102,314
Payable for investment securities purchased		58,265
		709,849,552

Net Assets ($)		2,226,425,173

Composition of Net Assets ($):
Paid-in capital		1,798,470,485
Accumulated undistributed investment income—net		8,362,682
Accumulated net realized gain (loss) on investments		(22,408,124)
Accumulated net unrealized appreciation (depreciation)
on investments (including $2,930,623 net
unrealized appreciation on financial futures)		442,000,130

Net Assets ($)		2,226,425,173

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		80,080,455
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		27.80

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2008 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	14,960,321
Affiliated issuers	815,527
Income from securities lending	1,916,888
Interest	38,255
Total Income	17,730,991
Expenses:
Management fee—Note 3(a)	2,749,151
Shareholder servicing costs—Note 3(b)	2,749,151
Directors’ fee—Note 3(a)	63,863
Loan commitment fees—Note 2	4,277
Total Expenses	5,566,442
Less—Director fees reimbursed
by the Manager—Note 3(a)	(63,863)
Net Expenses	5,502,579
Investment Income—Net	12,228,412

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	42,253,770
Net realized gain (loss) on financial futures	(4,883,004)
Net Realized Gain (Loss)	37,370,766
Net unrealized appreciation (depreciation) on investments (including
$2,429,211 net unrealized appreciation on financial futures)	(228,525,029)
Net Realized and Unrealized Gain (Loss) on Investments	(191,154,263)
Net (Decrease) in Net Assets Resulting from Operations	(178,925,851)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2008	Year Ended
	(Unaudited)	October 31, 2007

Operations ($):
Investment income—net	12,228,412	28,994,689
Net realized gain (loss) on investments	37,370,766	193,108,441
Net unrealized appreciation
(depreciation) on investments	(228,525,029)	140,059,922
Net Increase (Decrease) in Net Assets
Resulting from Operations	(178,925,851)	362,163,052

Dividends to Shareholders from ($):
Investment income—net	(26,033,448)	(20,998,329)
Net realized gain on investments	(207,596,229)	(88,327,491)
Total Dividends	(233,629,677)	(109,325,820)

Capital Stock Transactions ($):
Net proceeds from shares sold	272,490,449	576,117,327
Dividends reinvested	222,298,819	103,680,432
Cost of shares redeemed	(347,223,599)	(712,189,070)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	147,565,669	(32,391,311)
Total Increase (Decrease) in Net Assets	(264,989,859)	220,445,921

Net Assets ($):
Beginning of Period	2,491,415,032	2,270,969,111
End of Period	2,226,425,173	2,491,415,032
Undistributed investment income—net	8,362,682	22,167,718

Capital Share Transactions (Shares):
Shares sold	9,916,607	18,393,370
Shares issued for dividends reinvested	7,791,794	3,504,973
Shares redeemed	(12,682,075)	(22,774,821)
Net Increase (Decrease) in Shares Outstanding	5,026,326	(876,478)

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2008			Year Ended October 31,

(Unaudited)		2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	33.19	29.91	27.81	24.55	22.42	17.66
Investment Operations:
Investment income—net [a]	.15	.38	.28	.28	.16	.13
Net realized and
unrealized gain (loss)
on investments	(2.41)	4.36	3.23	3.87	2.18	5.07
Total from Investment
Operations	(2.26)	4.74	3.51	4.15	2.34	5.20
Distributions:
Dividends from
investment income—net	(.35)	(.28)	(.26)	(.16)	(.12)	(.12)
Dividends from net
realized gain
on investments	(2.78)	(1.18)	(1.15)	(.73)	(.09)	(.32)
Total Distributions	(3.13)	(1.46)	(1.41)	(.89)	(.21)	(.44)
Net asset value,
end of period	27.80	33.19	29.91	27.81	24.55	22.42

Total Return (%)	(7.04)[b]	16.45	12.95	17.14	10.50	30.05

Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.51[c]	.51	.50	.50	.50	.51
Ratio of net expenses
to average net assets	.50[c]	.50	.50	.50	.50	.51
Ratio of net investment
income to average
net assets	1.11[c]	1.20	.95	1.04	.68	.69
Portfolio
Turnover Rate	8.80[b]	22.53	16.05	19.54	14.13	12.12

Net Assets,
end of period
($ x 1,000) 2,226,425		2,491,415	2,270,969	2,059,222	1,526,260	1,119,730

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
[c]	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Midcap Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to match the performance of the Standard & Poor’s Midcap 400 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the Distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A. (“Mellon Bank”), a subsidiary of BNY Mellon and a Dreyfus affiliate, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least

102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or Letters of Credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2008, Mellon Bank earned $821,523 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recog-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

nized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended April 30, 2008.

Each of the tax years in the three-year period ended October 31, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax characters of distributions paid to shareholders during the fiscal year ended October 31, 2007 was as follows: ordinary income $22,941,235 and long-term capital gains $86,384,585.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2008, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s expenses, except management fees, brokerage commissions, taxes, commitment fees, interest fees and expenses of non-interested Board members (including counsel fees), Shareholder Services Plan fees and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Currently, the Fund and 13 other funds (comprised of 40 portfolios) in the Dreyfus Family of Funds pay each Board member their respective allocated portion of an annual retainer of $85,000 and an attendance fee of $10,000 for each regularly scheduled Board meeting, an attendance fee of $2,000 for each separate in-person committee meeting that is not held in conjunction with a regularly scheduled Board meeting and an attendance fee of $1,000 for each Board meeting and separate committee meeting attended that are conducted by telephone.The Chairman of the Board receives an additional 25% of such compensation and the Audit Committee Chairman receives an additional $15,000 per annum. The fund also reimburses each Board member for travel and out of pocket expenses in connection with attending Board or committee meetings. Subject to the fund’s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the fund’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor deter-

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

mines the amounts to be paid to Service Agents. During the period ended April 30, 2008, the fund was charged $2,749,151 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $446,776 and shareholders services fee $446,776.

(c) Prior to December 1, 2007, 2% redemption fee was charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, including redemptions made through the use of the fund’s exchange privilege. Effective December 1, 2007, the fund discontinued the redemption fee on shares.The fund reserves the right to reimpose a redemption fee in the future.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2008, amounted to $193,953,493 and $300,898,275, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2008, are set forth in the Statement of Financial Futures.

At April 30, 2008, accumulated net unrealized appreciation on investments was $439,069,507, consisting of $633,022,682 gross unrealized appreciation and $193,953,175 gross unrealized depreciation.

At April 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF
THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board held on March 4 and 5, 2008, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2009.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board members considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’s representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’s representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’s research and portfolio management capabilities and Dreyfus’s oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of mid-cap core funds that are benchmarked against the S&P 400 Index (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional mid-cap core funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted that the fund’s total return performance ranked in the second quartile of the Performance Group for the one-, three- and five- year periods, in the second quartile of the Performance Universe for the one- and three- year periods and in the third quartile of the Performance Universe for the two- year period. The Manager also provided a comparison of the fund’s total return to the returns of the fund’s benchmark index for the past ten years noting that the fund’s performance closely tracked the index, with the difference mainly attributable to fund expenses and tracking errors.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board members noted that the fund’s expense ratio was lower than the Expense Group and slightly higher than the Expense Universe medians for the past three years. Representatives of the Manager noted that the Manager has agreed to pay all of the fund’s direct expenses, except management fees, brokerage commissions, taxes, interest, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and to the non-interested Board members, Shareholder Services Plan fees, and extraordinary expenses. The Manager has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of non-interested Board members and fees and expenses of independent counsel to the fund and to the non-interested Board member.

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF
THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts managed by Dreyfus with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’s perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. Dreyfus’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of Dreyfus’s performance, and the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts managed by Dreyfus, to evaluate the appropriateness and reasonableness of the fund’s management fees. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’s representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on assets increasing significantly. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the ser-

vices rendered and generally superior service levels provided.The Board also noted the fee waiver and expense reimbursement arrangements in place for the fund and their effect on Dreyfus’s profitability.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board was satisfied with the fund’s total return.
  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by Dreyfus from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 35

NOTES

For More Information

Dreyfus
Midcap Index Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

Mellon Trust of
New England, N.A.
One Boston Place
Boston, MA 02109

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol: PESPX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2007, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

0113SA0408

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and

2

independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Funds, Inc.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	June 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	June 18, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	June 18, 2008

4

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

5